Segment Reporting (Details) - Schedule of Gross Profit - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Gross profit	$ 619,327	$ 1,032,988
Graphite anode business [Member]
Segment Reporting Information [Line Items]
Gross profit	595,768	1,333,956
Peer-to-peer knowledge sharing and enterprise business [Member]
Segment Reporting Information [Line Items]
Gross profit	23,559	(300,968)
Member services [Member]
Segment Reporting Information [Line Items]
Gross profit	11,535	95,974
Enterprise Services [Member}
Segment Reporting Information [Line Items]
Gross profit
Comprehensive Tailored Services [Member]
Segment Reporting Information [Line Items]
Gross profit	672	92,552
Sponsorship Advertising Services [Member]
Segment Reporting Information [Line Items]
Gross profit
Consulting Services [Member]
Segment Reporting Information [Line Items]
Gross profit	116,780	(111,315)
Online Services [Member]
Segment Reporting Information [Line Items]
Gross profit	(117,942)	(497,455)
Other revenues [Member]
Segment Reporting Information [Line Items]
Gross profit	$ 12,514	$ 119,276